UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21582
Madison/Claymore Covered Call & Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  630-505-3700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

MCN Madison/Claymore Covered Call & Equity Strategy Fund
Portfolio of Investments
September 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.6%
	Common Stocks (b) - 93.3%
	Consumer Discretionary - 15.4%
154,000	American Eagle Outfitters, Inc.	$ 1,804,880
200,000	Best Buy Co., Inc.	4,660,000
58,700	Home Depot, Inc.	1,929,469
60,000	Kohl's Corp.	2,946,000
200,000	Lowe's Cos., Inc.	3,868,000
160,000	Staples, Inc.	2,128,000
130,000	Target Corp.	6,375,200
		23,711,549

	Energy - 7.6%
35,000	Apache Corp.	2,808,400
100,000	Canadian Natural Resources, Ltd. (Canada)	2,927,000
150,000	Petroleo Brasileiro SA, ADR (Brazil)	3,367,500
45,000	Schlumberger, Ltd. (Curacao)	2,687,850
		11,790,750

	Financials - 17.8%
50,000	Affiliated Managers Group, Inc.(a)	3,902,500
475,000	Bank of America Corp.	2,907,000
43,000	Goldman Sachs Group, Inc.	4,065,650
240,000	Morgan Stanley	3,240,000
140,000	State Street Corp.	4,502,400
80,000	T Rowe Price Group, Inc.	3,821,600
210,000	Wells Fargo & Co.	5,065,200
		27,504,350

	Health Care - 21.8%
22,100	Biogen Idec, Inc.(a)	2,058,615
80,000	Celgene Corp.(a)	4,953,600
150,600	Community Health Systems, Inc.(a)	2,505,984
147,000	Gilead Sciences, Inc.(a)	5,703,600
180,000	Mylan, Inc.(a)	3,060,000
100,000	St. Jude Medical, Inc	3,619,000
80,000	Stryker Corp.	3,770,400
100,000	Teva Pharmaceutical Industries, Ltd., ADR (Israel)	3,722,000
78,037	Zimmer Holdings, Inc.(a)	4,174,979
		33,568,178

	Industrials - 2.2%
135,000	FLIR Systems, Inc.	3,381,750

	Information Technology - 27.1%
160,000	Adobe Systems, Inc.(a)	3,867,200
160,000	Applied Materials, Inc.	1,656,000
300,000	Cisco Systems, Inc.	4,647,000
65,000	EMC Corp.(a)	1,364,350
540,300	Flextronics International, Ltd. (Singapore)(a)	3,041,889
12,500	Google, Inc., Class A(a)	6,429,750
180,000	Hewlett-Packard Co.	4,041,000
235,000	Microsoft Corp.	5,849,150
170,000	Symantec Corp.(a)	2,771,000
75,000	Visa, Inc., Class A	6,429,000
124,000	Yahoo!, Inc.(a)	1,631,840
		41,728,179

	Materials - 1.4%
70,000	Freeport-McMoRan Copper & Gold, Inc.	2,131,500

	Total Common Stocks - 93.3%
	(Cost $186,104,675)	143,816,256

	Exchange Traded Funds - 5.6%
100,000	PowerShares QQQ Trust Series 1(b)	5,252,000
30,000	SPDR S&P 500 ETF Trust(b)	3,395,100
	(Cost $9,111,738)	8,647,100

	Exchange Traded Notes - 1.7%
49,500	iPATH S&P 500 VIX Short-Term Futures ETN(a) (b)	2,641,815
	(Cost $1,892,340)

	Total Long-Term Investments - 100.6%
	(Cost $197,108,753)	155,105,171

Principal
Amount	Description	Value
	Short-Term Investments - 3.6%
	Money Market Fund - 1.5%
$ 2,369,233	AIM Liquid Assets Money Market Fund	2,369,233
	(Cost $2,369,233)

	US Treasury Securities - 2.1%
3,150,000	U.S. Treasury Note, 1.75%, 11/15/2011	3,156,101
	(Cost $3,156,101)

	Total Short-Term Investments - 3.6%
	(Cost $5,525,334)	5,525,334

	Total Investments - 104.2%
	(Cost $202,634,087)	160,630,505
	Other Assets in excess of Liabilities - 0.1%	59,816
	Total Value of Options Written - (4.3%) (Premiums received $9,573,497)	(6,600,138)
	Net Assets - 100.0%	$ 154,090,183

ADR - American Depositary Receipt
SA - Corporation
S&P - Standard & Poor's

(a)	Non-income producing security.
(b)	All or a portion of this security position represents cover for outstanding options written.

See previously submitted notes to financial statements for the period ended June 30, 2011.

Contracts (100 shares per contract)		Call Options Written (a)	Expiration Month	Exercise Price	Value
(590)		Adobe Systems, Inc.	January 2012	$ 34.00	$ (9,735)
(700)		Adobe Systems, Inc.	January 2012	29.00	(52,500)
(188)		Adobe Systems, Inc.	April 2012	28.00	(30,456)
(100)		Affiliated Managers Group, Inc.	December 2011	90.00	(41,500)
(400)		Affiliated Managers Group, Inc.	December 2011	95.00	(116,000)
(600)		American Eagle Outfitters, Inc.	February 2012	13.00	(54,000)
(740)		American Eagle Outfitters, Inc.	February 2012	14.00	(44,400)
(350)		Apache Corp.	January 2012	110.00	(31,500)
(800)		Applied Materials, Inc.	January 2012	12.50	(20,800)
(400)		Applied Materials, Inc.	April 2012	13.00	(15,000)
(2,000)		Bank of America Corp.	January 2012	9.00	(46,000)
(900)		Bank of America Corp.	February 2012	8.00	(46,800)
(300)		Best Buy Co., Inc.	December 2011	33.00	(3,000)
(500)		Best Buy Co., Inc.	December 2011	32.00	(7,000)
(400)		Best Buy Co., Inc.	January 2012	34.00	(6,400)
(400)		Best Buy Co., Inc.	January 2012	27.00	(43,200)
(221)		Biogen Idec, Inc.	October 2011	82.50	(279,565)
(500)		Canadian Natural Resources, Ltd.	January 2012	45.00	(8,750)
(500)		Canadian Natural Resources, Ltd.	March 2012	40.00	(43,750)
(350)		Celgene Corp.	October 2011	57.50	(187,250)
(450)		Celgene Corp.	January 2012	60.00	(273,375)
(500)		Cisco Systems, Inc.	January 2012	19.00	(13,500)
(1,000)		Cisco Systems, Inc.	April 2012	17.00	(113,000)
(300)		Community Health Systems, Inc.	December 2011	24.00	(6,000)
(650)		EMC Corp.	October 2011	23.00	(15,600)
(152)		Flextronics International, Ltd.	April 2012	7.00	(6,156)
(600)		FLIR Systems, Inc.	January 2012	26.00	(133,500)
(750)		FLIR Systems, Inc.	April 2012	27.00	(195,000)
(500)		Freeport-McMoRan Copper & Gold, Inc.	November 2011	52.00	(3,500)
(200)		Freeport-McMoRan Copper & Gold, Inc.	January 2012	50.00	(6,600)
(400)		Gilead Sciences, Inc.	November 2011	43.00	(22,800)
(300)		Gilead Sciences, Inc.	January 2012	44.00	(32,700)
(300)		Gilead Sciences, Inc.	February 2012	40.00	(88,500)
(130)		Goldman Sachs Group, Inc.	April 2012	115.00	(85,475)
(50)		Google, Inc.	December 2011	550.00	(117,000)
(75)		Google, Inc.	January 2012	620.00	(88,875)
(287)		Home Depot, Inc.	November 2011	33.00	(52,521)
(300)		Home Depot, Inc.	January 2012	35.00	(46,800)
(495)		iPATH S&P 500 VIX Short-Term Futures ETN	December 2011	27.00	(1,316,700)
(400)		Kohl's Corp.	January 2012	50.00	(160,000)
(300)		Lowe's Cos., Inc.	October 2011	20.00	(13,950)
(1,000)		Lowe's Cos., Inc.	January 2012	21.00	(98,000)
(700)		Lowe's Cos., Inc.	January 2012	24.00	(19,250)
(1,800)		Microsoft Corp.	January 2012	27.50	(135,900)
(250)		Microsoft Corp.	April 2012	29.00	(20,250)
(800)		Morgan Stanley	January 2012	24.00	(14,400)
(200)		Mylan, Inc.	October 2011	23.00	(800)
(400)		Mylan, Inc.	January 2012	24.00	(7,000)
(300)		Mylan, Inc.	January 2012	19.00	(31,650)
(600)		Mylan, Inc.	January 2012	20.00	(43,800)
(300)		Mylan, Inc.	April 2012	22.00	(21,750)
(600)		Petroleo Brasileiro SA	January 2012	35.00	(1,200)
(600)		Petroleo Brasileiro SA	January 2012	30.00	(13,800)
(250)		PowerShares QQQ Trust Series 1	October 2011	54.00	(33,875)
(750)		Powershares QQQ Trust Series 1	December 2011	57.00	(114,000)
(450)		Schlumberger, Ltd.	January 2012	85.00	(22,500)
(300)		SPDR S&P 500 ETF Trust	October 2011	117.00	(71,400)
(400)		St Jude Medical, Inc.	October 2011	42.50	(2,000)
(300)		St Jude Medical, Inc.	January 2012	45.00	(15,000)
(300)		St Jude Medical, Inc.	April 2012	47.50	(23,250)
(900)		Staples, Inc.	January 2012	16.00	(36,000)
(400)		Staples, Inc.	January 2012	15.00	(27,000)
(300)		State Street Corp.	November 2011	47.00	(1,350)
(300)		State Street Corp.	January 2012	47.00	(6,600)
(500)		State Street Corp.	February 2012	38.00	(88,250)
(200)		Stryker Corp.	January 2012	50.00	(51,500)
(600)		Stryker Corp.	March 2012	50.00	(204,000)
(500)		Symantec Corp.	October 2011	18.00	(10,000)
(700)		Symantec Corp.	January 2012	20.00	(31,150)
(600)		T Rowe Price Group, Inc.	January 2012	55.00	(151,500)
(200)		T Rowe Price Group, Inc.	January 2012	60.00	(26,500)
(600)		Target Corp.	January 2012	50.00	(186,000)
(700)		Target Corp.	January 2012	52.50	(140,000)
(300)		Teva Pharmaceutical Industries, Ltd.	December 2011	42.50	(22,050)
(300)		Teva Pharmaceutical Industries, Ltd.	March 2012	45.00	(30,150)
(300)		Visa, Inc.	December 2011	87.50	(174,750)
(450)		Visa, Inc.	January 2012	87.50	(311,625)
(400)		Wells Fargo & Co.	October 2011	27.00	(12,000)
(1,000)		Wells Fargo & Co.	January 2012	30.00	(54,000)
(500)		Wells Fargo & Co.	April 2012	27.00	(107,250)
(1,240)		Yahoo!, Inc.	January 2012	17.50	(73,780)
(300)		Zimmer Holdings, Inc.	January 2012	65.00	(27,750)
(280)		Zimmer Holdings, Inc.	January 2012	70.00	(11,200)
(200)		Zimmer Holdings, Inc.	March 2012	60.00	(59,500)
		Total Value of Call Options Written			(6,412,888)
		(Premiums received $9,410,000)

		Put Options Written
(500)		Cisco Systems, Inc.	October 2011	17.00	(83,750)
(500)		Microsoft Corp.	January 2012	25.00	(103,500)
		Total Value of Put Options Written			(187,250)
		(Premiums received $163,497)

		Total Value of Options Written
		(Premiums received $9,573,497)			$(6,600,138)

	(a)	Non-income producing security.

Country Allocation*
United States	90.2%
Israel	2.3%
Brazil	2.1%
Singapore	1.9%
Canada	1.8%
Curacao	1.7%
* Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

At September 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$203,148,612	$3,299,861	$(45,817,968)	$(42,518,107)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and
Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for
Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets.
The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Fundees. The Fund did not have any Level 3 securities during the period ended September 30, 2011. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$143,816	$-	$-	$143,816
Exchange Traded Funds	8,647	-	-	8,647
Exchange Traded Notes	2,642	-	-	2,642
Money Market Fund	2,369	-	-	2,369
U.S. Government	-	3,156	-	3,156
Total	$157,474	$3,156	$-	$160,630

Liabilities:
Written Options	$6,600	$-	$-	$6,600
Total	$6,600	$-	$-	$6,600

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act Of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call & Equity Strategy Fund

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
   Kevin M. Robinson
   Chief Executive Officer and Chief Legal Officer

Date:	November 15, 2011

By:	/s/ John Sullivan
   John Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 15, 2011